Accounts and Notes Receivable, Net (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Three-party settlement [Member]
Accounts and Notes Receivable, Net (Textual)
Accounts receivable and accounts payable offset	$ 8,200,000	$ 6,900,000	$ 1,500,000